Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and Equipment, Net
Depreciation expense	¥ 158,082	¥ 155,968	¥ 146,567
Deferred tax liability	¥ 182,602	¥ 185,354		$ 25,719